Commitments and Contingencies - Summary of future minimum lease payments (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Lease Liability Maturity [Line Items]
2020	$ 72	$ 216
2021	278	204
2022	187	113
2023	19	4
2024	0	0
Thereafter	0	0
Total minimum lease payments	556	537
Less: amount representing interest	59	83
Long-term capital lease obligations as of September 30, 2020	497	454
2020	1,237	5,965
2021	4,952	6,264
2022	5,428	5,975
2023	3,992	3,992
2024	746	746
Thereafter	0	0
Total minimum lease payments	$ 16,355	$ 22,942